Intangible assets - Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,406	$ 5,214	$ 20,788
ERP management reporting software system
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,406	2,714
Intellectual property acquired from Ballard Motive Solutions | Acquired patents, know-how and in-process research & development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 0	$ 2,500